Debt due within one year - Narrative (Details) - Dec. 31, 2020	USD ($)	CAD ($)
Commercial Paper
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 3,000,000,000	$ 3,000,000,000
Unsecured revolving credit facility and expansion facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 3,500,000,000